INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS - Segment's Profits and Losses (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	₽ 800,125	$ 8,921.2	₽ 521,699	₽ 356,171
Adjusted EBITDA	96,970	1,081.1	64,142	32,143
Operating Segments
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	932,074	10,392.4	580,121	383,337
Adjusted EBITDA	95,912	1,069.3	64,277	31,795
Operating Segments | Search And Portal
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	337,514	3,763.2	226,022	162,176
Adjusted EBITDA	172,950	1,928.3	120,503	81,259
Operating Segments | E-commerce, Mobility and Delivery
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	420,753	4,691.3	261,246	166,714
Adjusted EBITDA	(23,611)	(263.3)	(19,644)	(30,393)
Operating Segments | Plus and Entertainment
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	66,899	745.9	31,782	18,408
Adjusted EBITDA	2,944	32.8	(7,849)	(6,464)
Operating Segments | Classifieds
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	24,174	269.5	12,287	9,217
Adjusted EBITDA	423	4.7	1,111	1,864
Operating Segments | Other Business Units and Initiatives
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	82,734	922.5	48,784	26,822
Adjusted EBITDA	(56,794)	(633.2)	(29,844)	(14,471)
Eliminations
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Intersegment revenues	(131,949)	(1,471.2)	(58,422)	(27,166)
Adjusted EBITDA	₽ 1,058	$ 11.8	₽ (135)	₽ 348